Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of lease expense
Operating fixed lease cost	$ 2,126,662
Operating variable lease cost	238,205
Total lease cost	2,364,867
Rent expense		$ 2,005,583
Expense related to short-term leases	$ 359,776	$ 79,360